Biological Assets - Schedule of Area (Hectares) to be Harvested (Details) - Biological asset [Member] - ha	Jun. 30, 2025	Jun. 30, 2024
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	43,975	36,580
Grains [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	9,985	4,011
Cotton [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	7,766	6,355
Sugarcane [Member]
Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	26,224	26,214